Quarterly Statement of Operations Information - Summary of Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended								6 Months Ended		12 Months Ended
	Sep. 29, 2012	Jun. 23, 2012	Mar. 24, 2012	Dec. 24, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2011 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Sep. 30, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2010 GEN-PROBE INCORPORATED [Member]	Mar. 31, 2010 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Quarterly Operating Results Unaudited [Line Items]
Product sales									$ 1,657,728	$ 1,478,340	$ 1,414,900	$ 155,162	$ 136,393	$ 132,921	$ 138,112	$ 131,093	$ 128,313	$ 132,734	$ 130,569	$ 297,999	$ 271,033	$ 562,588	$ 522,709	$ 483,759
Total revenue	588,548	470,228	471,165	472,711	467,045	451,082	438,651	432,571	2,002,652	1,789,349	1,679,552	158,175	139,123	135,898	143,038	136,694	132,565	138,649	135,419	309,421		576,234	543,327	498,302
Cost of product sales (excluding acquisition-related intangible amortization)									616,839	521,189	487,057	51,742	40,529	39,431	41,943	40,104	42,146	44,311	42,661	103,560		173,645
Gross profit	274,317	244,640	226,110	249,370	243,199	234,561	220,687	224,734				103,420	95,864	93,490	96,169	90,989	86,167	88,423	87,908
Total operating expenses									1,888,935	1,414,904	1,609,615	128,746	106,766	106,086	108,386	99,846	97,162	104,456	104,018
Net income	$ (77,767)	$ 23,594	$ (40,273)	$ 20,812	$ 27,569	$ 36,196	$ 82,445	$ 10,940	$ (73,634)	$ 157,150	$ (62,813)	$ 19,859	$ (15,356)	$ 22,344	$ 23,277	$ 27,238	$ 27,396	$ 28,110	$ 24,193	$ 42,175	$ 45,621	$ 50,124	$ 106,937	$ 91,783
Net income (loss) per share
Basic									$ (0.28)	$ 0.60	$ (0.24)	$ 0.43	$ (0.33)	$ 0.47	$ 0.49	$ 0.57	$ 0.57	$ 0.57	$ 0.49	$ 0.93	$ 0.95	$ 1.06	$ 2.20	$ 1.82
Diluted	$ (0.29)	$ 0.09	$ (0.15)	$ 0.08	$ 0.10	$ 0.14	$ 0.31	$ 0.04	$ (0.28)	$ 0.59	$ (0.24)	$ 0.42	$ (0.33)	$ 0.45	$ 0.48	$ 0.56	$ 0.56	$ 0.57	$ 0.48	$ 0.91	$ 0.93	$ 1.04	$ 2.18	$ 1.79
Diluted	$ (0.29)	$ 0.09	$ (0.15)	$ 0.08	$ 0.10	$ 0.14	$ 0.31	$ 0.04	$ (0.28)	$ 0.59	$ (0.24)	$ 0.42	$ (0.33)	$ 0.45	$ 0.48	$ 0.56	$ 0.56	$ 0.57	$ 0.48	$ 0.91	$ 0.93	$ 1.04	$ 2.18	$ 1.79